UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-12

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-08-12

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              40

Form 13F Information Table Value Total:                          404,309
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                              SH/PRN;
        NAME OF ISSUE        OF CLASS        CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group         Com       008252108   15,713    140,536SH      SOLE    N/A        116,171  0   24,365
American Cap Ltd                  Com       02503Y103    1,752    201,790SH      SOLE    N/A        145,477  0   56,313
Ares Cap Corp                     Com       04010L103   19,685  1,203,995SH      SOLE    N/A      1,003,905  0  200,090
Berkshire Hathaway Inc Del     Cl B New     084670702   19,941    245,725SH      SOLE    N/A        205,508  0   40,217
Best Buy Inc                      Com       086516101    7,190    303,649SH      SOLE    N/A        252,209  0   51,440
Brookfield Asset Mgmt Inc    Cl A Ltd Vt Sh 112585104   20,150    638,263SH      SOLE    N/A        531,253  0  107,010
BT Group PLC                      Adr       05577E101   13,987    386,809SH      SOLE    N/A        318,119  0   68,690
Canadian Natl Ry Co               Com       136375102   13,147    165,514SH      SOLE    N/A        137,114  0   28,400
Cemex Sab De Cv              Spon ADR New   151290889    4,066    523,959SH      SOLE    N/A        454,992  0   68,967
Darden Restaurants Inc            Com       237194105    6,715    131,255SH      SOLE    N/A        109,635  0   21,620
Exxon Mobile Corp                 Com       30231G102    5,236     60,376SH      SOLE    N/A         50,892  0    9,484
HCC Ins Hldgs Inc                 Com       404132102   21,287    682,947SH      SOLE    N/A        566,247  0  116,700
Helmerich & Payne Inc             Com       423452101   10,510    194,819SH      SOLE    N/A        159,099  0   35,720
Howard Hughes Corp                Com       44267D107      521      8,163SH      SOLE    N/A          5,479  0    2,684
Illinois Tool Wks Inc             Com       452308109      331      5,788SH      SOLE    N/A          5,648  0      140
International Business Machs      Com       459200101    9,118     43,699SH      SOLE    N/A         36,315  0    7,384
Johnson Ctls Inc                  Com       478366107    9,488    292,113SH      SOLE    N/A        241,693  0   50,420
Johnson & Johnson                 Com       478160104    9,378    142,180SH      SOLE    N/A        117,940  0   24,240
JP Morgan Chase & Co              Com       46625H100   18,010    391,689SH      SOLE    N/A        324,384  0   67,305
Kinder Morgan Inc Del             Com       49456B101   22,723    587,907SH      SOLE    N/A        490,757  0   97,150
Level 3 Communications Inc      Com New     52729N308   10,809    420,079SH      SOLE    N/A        345,880  0   74,199
Lockheed Martin Corp              Com       539830109    4,130     45,960SH      SOLE    N/A         34,510  0   11,450
Medtronic Inc                     Com       585055106      881     22,478SH      SOLE    N/A         19,118  0    3,360
Meredith Corp                     Com       589433101    6,001    184,879SH      SOLE    N/A        154,049  0   30,830
NextEra Energy Inc                Com       65339F101    1,256     20,560SH      SOLE    N/A         16,470  0    4,090
Nucor Corp                        Com       670346105      229      5,327SH      SOLE    N/A          4,567  0      760
Posco                        Sponsored ADR  693483109    8,399    100,349SH      SOLE    N/A         82,155  0   18,194
Radian Group Inc                  Com       750236101    6,663  1,531,823SH      SOLE    N/A      1,266,113  0  265,710
Reliance Steel & Aluminum Co      Com       759509102   16,789    297,256SH      SOLE    N/A        245,066  0   52,190
Rouse Pptys Inc                   Com       779287101    6,097    450,300SH      SOLE    N/A        371,935  0   78,365
Sprint Nextel Corp             Com Ser 1    852061100    4,580  1,606,928SH      SOLE    N/A      1,329,748  0  277,180
Staples Inc                       Com       855030102   10,388    641,630SH      SOLE    N/A        528,650  0  112,980
Taiwan Semiconductor Mfg Ltd Sponsored ADR  874039100   11,678    764,261SH      SOLE    N/A        638,860  0  125,401
TEVA Pharmaceutical Inds Ltd      Adr       881624209   15,619    346,634SH      SOLE    N/A        289,964  0   56,670
Texas Instrs Inc                  Com       882508104    9,686    288,194SH      SOLE    N/A        238,944  0   49,250
TJX Cos Inc New                   Com       872540109   14,177    357,018SH      SOLE    N/A        295,564  0   61,454
United Technologies Corp          Com       913017109   15,264    184,036SH      SOLE    N/A        153,226  0   30,810
Vanguard Bd Index Fd Inc     Total Bnd Mrkt 921937835      455      5,460SH      SOLE    N/A          1,850  0    3,610
Wal Mart Stores Inc               Com       931142103   13,788    225,287SH      SOLE    N/A        187,592  0   37,695
Wells Fargo & Co New              Com       949746101   18,472    541,074SH      SOLE    N/A        446,354  0   94,720
